Shareholder Fees {- Fidelity® Real Estate High Income Fund}	Jan. 29, 2022 USD ($)
11.30 Fidelity Real Estate High Income Fund - PRO-08 | Fidelity® Real Estate High Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none